Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Acquisition of property, plant and equipment in trade payables and other current liabilities	$ 6,878	$ 3,853
Acquisition of intangibles in trade payables and other current liabilities	21,515	4,195
Right-of-use assets obtained through new leases	517	13,529
Settlement of trade payables through financing	2,812	0
Acquisition of intangible assets with shares	0	13,686
Acquisition of property, plant and equipment with shares	0	1,147
Settlement of borrowings through refinancing	0	162,833
New borrowings through refinancing	0	169,000
Settlement of transaction cost through refinancing	0	794
RSUs
Disclosure In Entirety of Supplemental Cash Flow Information [Line Items]
Settlement of RSUs with shares	$ 1,228	$ 2,209